Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payments
Schedule of granted warrants

					Weighted
			Weighted		Average
			Average		Remaining
	Number of		Exercise		Contractual
	warrants		Price/Share		Life (years)
Warrants granted as at December 31, 2019	1,932,156		DKK1		17
Warrants granted	363,168		DKK1
Warrants forfeited	(45,216)		DKK1
Warrants cancelled	(22,032)		DKK1
Warrants granted as at December 31, 2020	2,228,076		DKK1		15
Warrants granted during 2021(1)	63,802		DKK1
Warrants granted December 2021	523,599		USD 5.38
Warrants exercised	(62,284)	(2)	DKK1
Warrants forfeited	(10,178)		DKK1
Warrants cancelled	(10,397)		DKK1
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53		13
Warrants granted	491,612		USD 2.24
Warrants exercised	(388,181)	(2)	USD 2.42
Warrants forfeited	(92,956)		USD 1.28
Warrants cancelled	—		—
Warrants granted as at December 31, 2022 (3)	2,743,093		USD 1.50	(4)	11
Warrants exercisable as at December 31, 2020	—
Warrants exercisable as at December 31, 2021	2,072,122
Warrants exercisable as at December 31, 2022 (3)	1,988,106
(1)	Of which 62,147 warrants were legally granted in June 2021 and the remaining 1,655 warrants were legally granted in December 2020.
(2)	The weighted average share price at the date of exercise were USD 2.42 and USD 5.59 for the years ended December 31, 2022 and 2021, respectively.
(3)	Number of warrants exclude EIB Warrants referred to in Note 19.
(4)	December 31, 2022 USD-end rate used.

Schedule of assumptions have been applied for the warrants issued

The following assumptions have been applied for the warrants issued during the year ended December 31, 2022:

Expected term (in years)	6.5
Risk-free interest rate	3.66%
Expected volatility	85%
Share price	$2.10

Schedule of share based compensation included in statements of comprehensive loss

	Years Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Research and development expenses	$760	$1,051	$1,496
General and administrative expenses	182	328	1,912
Total	$942	$1,379	$3,408

Schedule of outstanding warrants by grant date

The following schedule specifies the outstanding warrants as at December 31, 2022:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	437,114	1	14
Grant (September 2017)	28.71	617,184	1	14
Grant (December 2017)	28.71	122,040	1	14
Grant (during 2018)	37.05	170,496	1	14
Grant (February 2019)	42.57	7,956	1	14
Grant (September 2019)	56.35	54,000	1	14
Grant (October 2019)	56.97	150,660	1	14
Grant (December 2020)	56.75	193,064	1	8
Grant (April 2021)	45.31	1,655	1	9
Grant (June 2021)	40.86	62,147	1	9
Grant (December 2021)	19.22	435,165	USD 5.38	9
Grant (March 2022)	13.46	35,000	USD 2.96	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	45,000	USD 1.83	9
Grant (September 2022)	10.46	11,000	USD 2.42	9
Grant (December 2022)	10.95	50,000	USD 2.23	9
Grant (December 2022)	10.95	330,612	USD 2.23	9
Granted at December 31, 2022		2,743,093		9
Warrants exercisable at December 31, 2022		1,988,106

The following schedule specifies the outstanding warrants as at December 31, 2021:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	701,356	1	15
Grant (September 2017)	28.71	617,184	1	15
Grant (December 2017)	28.71	122,040	1	15
Grant (during 2018)	37.05	174,564	1	15
Grant (February 2019)	42.57	7,956	1	15
Grant (September 2019)	56.35	54,000	1	15
Grant (October 2019)	56.97	150,660	1	15
Grant (December 2020)	56.75	317,457	1	9
Grant (April 2021)	45.31	1,655	1	10
Grant (June 2021)	40.86	62,147	1	10
Grant (December 2021)	19.22	523,599	USD 5.38	10
Granted at December 31, 2021		2,732,618
Warrants exercisable at December 31, 2021		2,732,618

The following schedule specifies the outstanding warrants as at December 31, 2020:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	16
Grant (April 2017)	24.05	13,896	1	16
Grant (September 2017)	28.71	617,184	1	16
Grant (December 2017)	28.71	127,044	1	16
Grant (during 2018)	37.05	181,836	1	16
Grant (February 2019)	42.57	7,956	1	16
Grant (September 2019)	56.35	54,000	1	16
Grant (October 2019)	56.97	150,660	1	16
Grant (December 2020)	56.75	363,168	1	11
Granted at December 31, 2020		2,228,076	1	15
Warrants exercisable at December 31, 2020		—

Schedule of share based awards to Board of Directors and Executive Management

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2020, 2021 and 2022 is shown below:

		Warrants held when				Warrants held when				Warrants held when
		becoming or leaving				becoming or leaving				becoming or leaving
	January 1,	as a member			December 31,	as a member			December 31,	as a member				December 31,
	2020	of management	Granted	Forfeited	2020	of management	Granted	Exercised	2021	of management	Granted	Exercised	Forfeited	2022
Thomas William Wylonis (former) (1)	342,612	(369,252)	26,640	—	—	369,252	—	—	369,252	—	—	(184,626)	—	184,626
Steven Projan	24,436	—	18,612	—	42,048	—	4,583	—	46,631	—	5,000	—	—	51,631
Roberto Prego	19,800	—	14,364	—	34,164	—	4,583	—	38,747	—	5,000	—	—	43,747
Jo Ann Suzich (former) (7)	—	—	10,260	—	10,260	—	—	—	10,260	—	—	—	—	10,260
Marianne Søgaard (2)	—	65,952	28,368	—	94,320	—	9,167	—	103,487	—	10,000	—	—	113,487
Helen Boudreau (former) (3)	—	—	5,436	—	5,436	—	—	(5,436)	—	—	—	—	—	—
Kim Bjørnstrup (former) (4)	—	5,868	5,868	—	5,868	—	—	—	5,868	—	—	—	—	5,868
Lars Holtug	—	—	—	—	—	—	4,583	—	4,583	—	5,000	—	—	9,583
Niels Iversen Møller	—	—	—	—	—	—	—	—	—	—	3,750	—	—	3,750
Board of Directors in Total	385,848	(309,168)	109,548	—	561,348	—	22,916	(5,436)	578,828	—	28,750	(184,626)	—	422,952
Lars Aage Staal Wegner	844,416	—	7,668	—	852,084	—	64,167	—	916,251	—	—	(62,736)	(45,327)	808,188
Birgitte Rønø	—	—	—	—	—	29,376	45,000	—	74,376	—	25,000	—	—	99,376
Thomas Bogenrieder (former) (5)	49,572	(4,356)	—	(45,216)	4,356	—	—	—	4,356	—	—	—	—	4,356
Erik Heegaard	—	—	—	—	—	—	97,564	—	97,564	—	25,000	—	—	122,564
Glenn S. Vraniak (former) (6)	150,660	—	—	—	150,660	—	—	—	150,660	—	—	(112,995)	—	37,665
Andreas Holm Mattsson	—	—	—	—	—	—	—	—	—	—	35,000	—	—	35,000
Bo Karmark	—	—	—	—	—	—	—	—	—	45,000	16,667	—	—	61,667
Jesper Nyegaard Nissen	—	—	—	—	—	—	—	—	—	25,000	20,833	—	—	45,883
Niels Iversen Møller (8)	—	—	—	—	—	—	—	—	—	—	3,125	—	—	3,125
Per Norlén	—	—	—	—	—	—	—	—	—	50,000	3,125	—	—	53,125
Executive Management in total	1,044,648	(4,356)	—	(45,216)	1,007,100	29,376	206,731	—	1,243,207	120,000	128,750	(175,731)	(45,327)	1,270,899
(1)	Former board member until June 30, 2020, 252 warrants were granted for services provided after retirement from the Board of Director position.
(2)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(3)	Former board member from June 30, 2020 to May 25, 2021.
(4)	Former board member from June 30, 2020 to November 4, 2020.
(5)	Part of Executive Management until March 31, 2020.
(6)	Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
(7)	Board member until May 25, 2021.
(8)	Became a Board member in 2022.